LONG-TERM DEBT AND OTHER DEBTS - Schedule of Borrowings (Details)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 19, 2023 CAD ($)	Mar. 20, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Aug. 19, 2021 CAD ($)	Jul. 01, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 257,874,872	$ 224,942,365
Current portion of long-term debt and other debts	27,146,623	27,056,476
Long-term portion of long-term debt and other debts	230,728,249	197,885,889
Credit Agreement with Banking Syndicate, secured, maturing August 11, 2025 (Note 7.1)
Disclosure of detailed information about borrowings [line items]
Borrowings	101,000,000	70,000,000
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 7.2)
Disclosure of detailed information about borrowings [line items]
Borrowings	23,806,128	23,573,074	$ 50,000,000	$ 26,991,772			$ 50,000,000
Strategic Innovation Fund of the Government of Canada unsecured loan related to Battery Manufacturing Plant and Innovation Center (Note 7.3)
Disclosure of detailed information about borrowings [line items]
Borrowings	14,909,125	15,124,280			$ 6,189,814	$ 49,950,000
Loans on research and development tax credits and subsidies receivable (Note 7.4)
Disclosure of detailed information about borrowings [line items]
Borrowings	22,140,221	22,682,595
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 7.5)
Disclosure of detailed information about borrowings [line items]
Borrowings	6,402	10,361
Credit facility for the supplier payment program (Note 7.6)
Disclosure of detailed information about borrowings [line items]
Borrowings	5,000,000	4,363,520
Non-Convertible Debentures issued as part of 2023 Debenture Financing (Note 7.7, Note 7.7.1)
Disclosure of detailed information about borrowings [line items]
Borrowings	44,760,361	44,532,212
Convertible Debentures issued as part of 2023 Debenture Financing (Note 7.7, Note 7.7.2)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 46,252,635	$ 44,656,323